Investment Objectives and Goals - Natixis Funds Trust II	Dec. 31, 2025
Loomis Sayles Strategic Alpha Fund
Prospectus [Line Items]
Risk/Return [Heading]	Loomis Sayles Strategic Alpha Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]
The Fund seeks to provide an attractive absolute total return, complemented by prudent investment management designed to manage risks and protect investor capital. The secondary goal of the Fund is to achieve these returns with relatively low volatility.

Natixis Oakmark Fund
Prospectus [Line Items]
Risk/Return [Heading]	Natixis Oakmark Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.
Vaughan Nelson Mid Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Vaughan Nelson Mid Cap Fund
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	The Fund seeks long-term capital appreciation.